SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	5,737	[1]
Exercise Price | $ / shares	$ 26.4	[1]
Expiration Date	Jul. 09, 2023
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	5,737	[1]

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.